                                   LORD ABBETT
                                     [LOGO]

                                      2001
                               Semi-Annual Report

Lord Abbett
U.S. Government
  Money Market Fund



FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2001

(Unaudited)

LORD ABBETT U.S. GOVERNMENT MONEY MARKET FUND
SEMI-ANNUAL REPORT
FOR THE SIX MONTHS ENDED DECEMBER 31, 2001

DEAR SHAREHOLDERS: We are pleased to provide you with this overview of the Fund's strategies and performance for the six-month period ended December 31, 2001. On this and the following pages, we discuss the factors that influenced performance. As you may notice, we have reformatted our Shareholder Reports. By producing these reports in a more efficient manner, we anticipate this should save money for our shareholders.

     Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ ROBERT S. DOW
ROBERT S. DOW
CHAIRMAN

Q. HOW DID THE FUND PERFORM FOR THE SIX MONTHS ENDED DECEMBER 31, 2001?

A. The U.S. Government Money Market Fund (Class A shares) ended the first six months of 2001 with total net assets of $218.4 million and a seven-day current yield of 0.99%.(1) For the six months ended December 31, 2001, the Fund returned 1.04%.(2)

Q. WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A. In general, portfolio yield kept pace with short-term interest rates. Consistent with its objective to provide current income with minimum credit risk, the Fund remained invested in high-quality, short-term securities issued by the U.S. Treasury(3) and certain U.S. government agency securities.(4) We maintained an average maturity of approximately 29.7 days and concentrated on specific areas of the money market yield curve that we expected to provide the highest incremental yield.

Q. PLEASE DESCRIBE THE OVERALL MARKET CONDITIONS FOR THE REPORTING PERIOD.

A. The terrorist attacks in the heart of New York's financial district and in our nation's Capitol on September 11 added an unprecedented level of uncertainty - albeit temporary - to the financial markets. Investors demonstrated an increased aversion to risk after the attacks, seeking shelter in high-quality, low-risk securities, including money market funds. Flight-to-quality buying of short-term securities pushed the yield on the two-year Treasury note below 3%, to levels not seen since 1974.

By November, however, investors were anticipating an economic recovery and rising interest rates in 2002, even while the Federal Reserve Board (the "Fed") remained focused on cutting rates. The Fed slashed short-term interest rates for the 11th time in 2001 at its policy

(Unaudited)

meeting on December 11, bringing the federal funds target down to 1 3/4 percent, its lowest level in 40 years.

Investors began to search for higher-yielding investments. With inflation-adjusted returns on money-market funds near zero, some investors ventured back into the stock market, which enjoyed a rally in the final months of 2001. Others found opportunities in the fixed-income markets, in longer-term Treasuries, mortgage-backed securities, corporate bonds and municipal bonds. Short-term rates remained low, while yields on longer-term bonds showed an upward bias, despite the U.S. Treasury's announcement in November that new issuance of 30-year bonds would be suspended.

Q. WHAT IS THE OUTLOOK FOR THE COMING MONTHS?

A. Going forward, we believe the Fed is nearing the end of its interest-rate easing cycle. We do not concur, however, with those in the fixed-income market who expect the Fed to suddenly reverse its stance and send interest rates significantly higher. We believe the Fed will resume its historically gradualist approach, raising rates only when the results of its economic stimulus efforts are apparent. Accordingly, we expect U.S. interest rates to remain low for much of 2002, although not returning to the historic lows experienced during the height of the flight-to-quality moves in late October. With short-term rates remaining relatively low, investors will most likely continue their quest for higher yield.

Q. HOW IS THE FUND BEING POSITIONED BASED ON THAT OUTLOOK?

A. The Fund will remain invested in high-quality, short-term securities issued by the U.S. Treasury and certain U.S. government agency securities.

(1) The Fund's Class A current yield refers to the income generated by an investment in the Fund over a seven-day period, which is then annualized. The yield quotation more closely reflects the current earnings of the Fund than the total return quotations.

(2) Reflects the percent change in net asset value of Class A Shares and includes the reinvestment of all distributions. The Fund issues several classes of shares with distinct pricing options. For a full discussion of the differences in pricing alternatives, please see the current Prospectus.

(3) Unlike U.S. Treasury securities, an investment in the Fund is neither insured nor guaranteed by the U.S. government.

(4) The U.S. Government Securities Money Market Fund is actively managed and as a result its asset allocations may change from time to time.

IMPORTANT PERFORMANCE AND OTHER INFORMATION PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURN AND YIELD WILL FLUCTUATE.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

For more complete information about this or any other Lord Abbett Mutual Fund, including risks, charges and ongoing expenses, call your Investment Professional or Lord Abbett Distributor LLC at 800-874-3733 for a Prospectus. Please review the Prospectus carefully before investing.

SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2001

                                                                       PRINCIPAL
                                       INTEREST     MATURITY              AMOUNT       AMORTIZED
INVESTMENTS                                RATE         DATE   RATING      (000)            COST
-------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS 100.19%
Farm Credit Discount Note                 1.71%    2/20/2002     A1+     $10,000    $  9,976,719
Farm Credit Discount Note                 1.71%    3/20/2002     A1+      10,000       9,963,416
Farm Credit Discount Note                 1.90%     1/7/2002     A1+       5,000       4,998,678
Farm Credit Discount Note                 2.01%     4/2/2002     A1+           5           4,975
Farm Credit Discount Note                 2.04%     1/3/2002     A1+       5,000       4,999,716
Farm Credit Discount Note                 2.20%    1/11/2002     A1+       5,000       4,997,238
                                                                                ----------------
TOTAL                                                                                 34,940,742
                                                                                ----------------
Federal Home Loan Bank                    1.70%     2/6/2002     A1+       5,000       4,991,734
Federal Home Loan Bank                    1.70%    2/27/2002     A1+       5,000       4,986,775
Federal Home Loan Bank                    1.90%     1/4/2002     A1+       5,000       4,999,471
                                                                                ----------------
TOTAL                                                                                 14,977,980
                                                                                ----------------
Federal Home Loan Mortgage Corp.          1.51%     1/2/2002     A1+      30,500      30,500,000
Federal Home Loan Mortgage Corp.          1.73%     2/5/2002     A1+      10,000       9,983,648
Federal Home Loan Mortgage Corp.          1.73%    3/21/2002     A1+       5,000       4,981,245
Federal Home Loan Mortgage Corp.          1.87%     1/8/2002     A1+       5,000       4,998,439
Federal Home Loan Mortgage Corp.          2.00%     3/1/2002     A1+       5,000       4,983,833
                                                                                ----------------
TOTAL                                                                                 55,447,165
                                                                                ----------------
Federal National Mortgage Assoc.          1.65%     2/7/2002     A1+       5,000       4,991,742
Federal National Mortgage Assoc.          1.65%     2/8/2002     A1+       5,000       4,991,513
Federal National Mortgage Assoc.          1.66%    1/14/2002     A1+       5,000       4,997,230
Federal National Mortgage Assoc.          1.66%    1/22/2002     A1+       5,000       4,995,384
Federal National Mortgage Assoc.          1.67%    1/23/2002     A1+       5,000       4,995,124
Federal National Mortgage Assoc.          1.67%    1/24/2002     A1+       5,000       4,994,892
Federal National Mortgage Assoc.          1.67%     3/7/2002     A1+       5,000       4,985,142
Federal National Mortgage Assoc.          1.73%    1/25/2002     A1+       5,000       4,994,467
Federal National Mortgage Assoc.          1.73%     2/7/2002     A1+      10,000       9,982,687
Federal National Mortgage Assoc.          1.73%    3/21/2002     A1+       5,000       4,981,246
Federal National Mortgage Assoc.          1.74%    2/21/2002     A1+       5,000       4,987,908
Federal National Mortgage Assoc.          1.80%    2/13/2002     A1+       5,000       4,989,486
Federal National Mortgage Assoc.          1.80%    2/14/2002     A1+      10,000       9,978,471
Federal National Mortgage Assoc.          1.80%    2/15/2002     A1+       5,000       4,988,985
Federal National Mortgage Assoc.          1.81%    1/16/2002     A1+       5,000       4,996,476
Federal National Mortgage Assoc.          1.81%    1/17/2002     A1+       5,000       4,996,224
Federal National Mortgage Assoc.          1.81%    1/18/2002     A1+       5,000       4,995,972
Federal National Mortgage Assoc.          1.82%    1/15/2002     A1+       5,000       4,996,709
Federal National Mortgage Assoc.          1.89%     1/3/2002     A1+       5,000       4,999,737

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2001

                                                                       PRINCIPAL
                                       INTEREST     MATURITY              AMOUNT       AMORTIZED
INVESTMENTS                                RATE         DATE   RATING      (000)            COST
-------------------------------------------------------------------------------------------------
Federal National Mortgage Assoc.          1.90%     1/2/2002     A1+     $ 5,000    $  5,000,000
Federal National Mortgage Assoc.          1.90%     1/8/2002     A1+       5,000       4,998,414
Federal National Mortgage Assoc.          1.90%     1/9/2002     A1+       5,000       4,998,150
Federal National Mortgage Assoc.          1.92%     1/9/2002     A1+       5,000       4,998,130
Federal National Mortgage Assoc.          1.98%     3/8/2002     A1+       5,000       4,982,064
Federal National Mortgage Assoc.          2.03%    1/31/2002     A1+       5,000       4,991,794
Federal National Mortgage Assoc.          2.04%    1/10/2002     A1+       5,000       4,997,725
                                                                                ----------------
TOTAL                                                                                139,805,672
                                                                                ----------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS*                                           $245,171,559
                                                                                ================

* Cost for federal income tax purposes is $245,171,559. Average maturity of investments: 29.7 days.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
December 31, 2001

ASSETS:
   Investments in securities, at amortized cost                         $245,171,559
   Cash                                                                      229,687
   Prepaid expenses                                                           22,568
-------------------------------------------------------------------------------------
   TOTAL ASSETS                                                          245,423,814
-------------------------------------------------------------------------------------
LIABILITIES:
   Payables:
     Dividends                                                               190,657
     Management fee                                                          102,948
     12b-1 distribution fees                                                  13,078
     Directors' fees                                                         139,095
   Accrued expenses and other liabilities                                    271,754
-------------------------------------------------------------------------------------
 TOTAL LIABILITIES                                                           717,532
=====================================================================================
NET ASSETS                                                              $244,706,282
=====================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                          244,706,023
Accumulated net realized gain on investments                                     259
-------------------------------------------------------------------------------------
NET ASSETS                                                              $244,706,282
=====================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                          $218,354,713
Class B Shares                                                          $ 20,321,235
Class C Shares                                                          $  6,030,334

OUTSTANDING SHARES BY CLASS:
Class A Shares                                                           218,354,479
Class B Shares                                                            20,321,217
Class C Shares                                                             6,030,327

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                                 $1.00
Class B Shares-Net asset value                                                 $1.00
Class C Shares-Net asset value                                                 $1.00
=====================================================================================

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (UNAUDITED)
For the Six Months Ended December 31, 2001

INVESTMENT INCOME:
Interest                                                                  $3,568,007

EXPENSES:

Management fee                                                               621,561
Shareholder servicing                                                        363,125
12b-1 distribution plan-Class B                                               68,973
Registration                                                                  46,365
Professional                                                                  29,259
Reports to shareholders                                                       15,961
Directors' fees                                                                4,005
Custody                                                                        2,536
Other                                                                          6,729
-------------------------------------------------------------------------------------
Gross expenses                                                             1,158,514
   Expense reductions                                                        (30,570)
-------------------------------------------------------------------------------------
NET EXPENSES                                                               1,127,944
-------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                     $2,440,063
=====================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                      SIX MONTHS ENDED        YEAR ENDED
                                                     DECEMBER 31, 2001          JUNE 30,
INCREASE IN NET ASSETS                                     (UNAUDITED)              2001
OPERATIONS:
Net investment income                                     $ 2,440,063        $ 9,827,526
Net realized gain on investments                                    -                259
------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        2,440,063          9,827,785
==========================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
   Class A                                                 (2,272,165)        (9,198,088)
   Class B                                                   (109,521)          (418,623)
   Class C                                                    (58,377)          (210,815)
------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                        (2,440,063)        (9,827,526)
==========================================================================================
CAPITAL SHARE TRANSACTIONS:
Proceeds from sales of shares                             370,978,423        315,417,814
Reinvestment of distributions                               2,478,780          9,456,476
Cost of shares reacquired                                (350,677,121)      (304,681,351)
------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS               22,780,082         20,192,939
==========================================================================================
NET INCREASE IN NET ASSETS                                 22,780,082         20,193,198
==========================================================================================
NET ASSETS:
Beginning of period                                       221,926,200        201,733,002
------------------------------------------------------------------------------------------
END OF PERIOD                                            $244,706,282       $221,926,200
==========================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                         SIX MONTHS ENDED              YEAR ENDED 6/30
                                                          12/31/2001   ------------------------------------------------
                                                          (UNAUDITED)  2001     2000      1999      1998      1997
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)

NET ASSET VALUE, BEGINNING OF PERIOD                        $1.00      $1.00      $1.00      $1.00     $1.00     $1.00
                                                           ========   ========   =======    ========  ========  =======
Investment operations

  Net investment income                                       .01        .05        .05        .04       .05       .05

  Net realized gain                                             -          -(d)       -          -         -         -
                                                           --------   ---------  -------    --------  --------  -------
    Total from investment operations                          .01        .05        .05        .04       .05       .05
                                                           --------   ---------  -------    --------  --------  -------
Distributions to shareholders from
  net investment income                                      (.01)      (.05)      (.05)      (.04)     (.05)     (.05)
                                                           ------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $1.00      $1.00      $1.00      $1.00     $1.00     $1.00
                                                           ========   ========   =======    ========  ========  =======
Total Return(a)                                              1.04%(c)   5.02%      4.93%      4.36%     4.79%     4.66%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expense reductions                      .43%(c)    .87%       .84%       .76%      .83%      .84%

  Expenses, excluding expense reductions                      .44%(c)    .90%       .84%       .76%      .83%      .84%

  Net investment income                                      1.03%(c)   4.89%+     4.79%      4.31%     4.68%     4.57%

                                               SIX MONTHS ENDED                      YEAR ENDED 6/30
                                                 12/31/2001       ----------------------------------------------------
SUPPLEMENTAL DATA:                               (UNAUDITED)        2001        2000        1999       1998       1997
----------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                  $218,355      $201,174   $190,817   $184,600   $162,631    $143,197
======================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                        SIX MONTHS ENDED            YEAR ENDED 6/30            8/1/1996(b)
                                                          12/31/2001   -------------------------------------      TO
                                                         (UNAUDITED)    2001       2000       1999     1998   6/30/1997
 PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)

 NET ASSET VALUE, BEGINNING OF PERIOD                       $1.00      $1.00      $1.00      $1.00     $1.00     $1.00
                                                           =======    =======    =======    =======   =======   =======
 Investment operations

   Net investment income                                      .01        .04        .04        .04       .04       .02

   Net realized gain                                            -          -(d)       -          -         -         -
                                                           -------    -------    -------    -------   -------   -------
     Total from investment operations                         .01        .04        .04        .04       .04       .02
                                                           -------    -------    -------    -------   -------   -------
 Distributions to shareholders from
   net investment income                                     (.01)      (.04)      (.04)      (.04)     (.04)     (.02)
                                                           -------    -------    -------    -------   -------   -------
 NET ASSET VALUE, END OF PERIOD                             $1.00      $1.00      $1.00      $1.00     $1.00     $1.00
                                                           =======    =======    =======    =======   =======   =======
 Total Return(a)                                              .66%(c)   4.24%      4.13%      3.76%     4.01%      2.39%(c)

 RATIOS TO AVERAGE NET ASSETS

   Expenses, including expense reductions                     .81%(c)   1.62%      1.59%      1.52%     1.59%       .99%(c)

   Expenses, excluding expense reductions                     .82%(c)   1.65%      1.59%      1.52%     1.59%       .99%(c)

   Net investment income                                      .60%(c)   4.14%+     4.01%      3.52%     3.96%      2.38%(c)

                                                  SIX MONTHS ENDED             YEAR ENDED 6/30              8/1/1996(b)
                                                     12/31/2001     -------------------------------------      TO
SUPPLEMENTAL DATA:                                   (UNAUDITED)     2001      2000      1999       1998    6/30/1997
-----------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                      $20,321    $14,059    $8,987    $11,188    $1,760      $244
=======================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                        SIX MONTHS ENDED            YEAR ENDED 6/30            7/15/1996(b)
                                                          12/31/2001   -------------------------------------      TO
                                                         (UNAUDITED)    2001       2000       1999     1998   6/30/1997
 PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)

 NET ASSET VALUE, BEGINNING OF PERIOD                       $1.00      $1.00      $1.00      $1.00     $1.00     $1.00
                                                           =======    =======    =======    =======   =======   =======
 Investment operations

   Net investment income                                      .01        .05        .05        .04       .05       .04

   Net realized gain                                            -          -(d)       -          -         -         -
                                                           -------    -------    -------    -------   -------   -------
     Total from investment operations                         .01        .05        .05        .04       .05       .04
                                                           -------    -------    -------    -------   -------   -------
 Distributions to shareholders from
   net investment income                                     (.01)      (.05)      (.05)      (.04)     (.05)     (.04)
                                                           -------    -------    -------    -------   -------   -------
 NET ASSET VALUE, END OF PERIOD                             $1.00      $1.00      $1.00      $1.00     $1.00     $1.00
                                                           =======    =======    =======    =======   =======   =======
 Total Return(a)                                             1.04%(c)   5.02%      4.93%      4.36%     4.79%     4.47%(c)

 RATIOS TO AVERAGE NET ASSETS

   Expenses, including expense reductions                     .43%(c)    .87%       .84%       .76%      .84%      .81%(c)

   Expenses, excluding expense reductions                     .44%(c)    .90%       .84%       .76%      .84%      .81%(c)

   Net investment income                                     1.00%(c)   4.89%+     4.78%      4.27%     4.73%     4.39%(c)

                                                    SIX MONTHS ENDED           YEAR ENDED 6/30                7/15/1996(b)
                                                       12/31/2001    -------------------------------------       TO
 SUPPLEMENTAL DATA:                                   (UNAUDITED)     2001       2000       1999     1998     6/30/1997
-----------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000)                      $6,030      $6,693     $1,929     $5,193     $738      $791
=======================================================================================================================

 +  The ratios have been determined on a Fund basis.
(a) Total return assumes the reinvestment of all distributions.
(b) Commencement of offering of class shares.
(c) Not annualized.
(d) Amount is less than $.01.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

Lord Abbett U.S. Government Securities Money Market Fund, Inc. (the "Company") is an open-end management investment company incorporated under Maryland law on May 9, 1979. The Company is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which permit management to make certain estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements. Actual results could differ from those estimates.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-The Company values securities utilizing the amortized cost method, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Securities purchased at face value are valued at cost, which approximates market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c) INVESTMENT INCOME-Interest income is recorded on the accrual basis. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of the Company to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses, excluding class specific expenses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class B shares bears all expenses related to its 12b-1 Distribution Plan.

3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES MANAGEMENT FEES

The Company has a management agreement with Lord, Abbett & Co. ("Lord Abbett") pursuant to which Lord Abbett supplies the Company with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Company's investment portfolio. The management fee is based on average daily net assets at the following annual rates:

First $250 million               .50%
Next $250 million                .45%
Over $500 million                .40%

12b-1 DISTRIBUTION PLAN

The Company has adopted a distribution plan (the "Plan") with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing account maintenance and distribution fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:


FEE                                          CLASS A(1)    CLASS B    CLASS C(1)
---------------------------------------------------------------------------------
Service and distribution fee                    .15%        .75%(2)      .25%

(1) The Company is currently not making payments under the Class A and Class C Plans.

(2) In addition, Class B pays a .25% quarterly service and distribution fee at the end of each quarter, after the first anniversary of the sale of such shares. The Company is currently not making quarterly distribution fee payments.

Certain of the Company's Officers and Directors have an interest in Lord Abbett.

4. DISTRIBUTIONS

Dividends from net investment income are declared daily and paid monthly.

5.  DIRECTORS' REMUNERATION

The Directors of the Company associated with Lord Abbett and all officers of the Company receive no compensation from the Company for acting as such. Outside Directors' fees are allocated among all funds in the Lord Abbett group based on the net assets of each fund. The outside Directors may elect to defer receipt of such fees. The deferred fees earn a return based on the performance of the Company and other funds within the Lord Abbett Family of Funds. Such cost and earnings accrued thereon are included in Directors' fees on the Statement of Operations and are not deductible for federal income tax purposes until such amounts are paid. There is a Defined Contribution Plan available to all Directors.

6.  EXPENSE REDUCTIONS

The Company has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Company's expenses.

7.  SUMMARY OF CAPITAL TRANSACTIONS

The Company has authorized 1,000,000,000 shares of $0.001 par value capital stock designated as follows: 700,000,000 Class A shares, 100,000,000 Class B shares and 200,000,000 Class C shares.

                                                  SIX MONTHS ENDED
                                                 DECEMBER 31, 2001                     YEAR ENDED
                                                       (UNAUDITED)                  JUNE 30, 2001
--------------------------------------------------------------------------------------------------
CLASS A SHARES                            SHARES           AMOUNT         SHARES           AMOUNT
--------------------------------------------------------------------------------------------------
Shares Sold                          347,166,981    $ 347,166,981    269,713,104    $ 269,713,104
Reinvestment of Distributions          2,313,773        2,313,773      8,920,354        8,920,354
Shares Reacquired                   (332,299,788)    (332,299,788)  (268,277,181)    (268,277,181)
--------------------------------------------------------------------------------------------------
INCREASE                              17,180,966    $  17,180,966     10,356,277    $  10,356,277
--------------------------------------------------------------------------------------------------

                                                 SIX MONTHS ENDED
                                                DECEMBER 31, 2001                       YEAR ENDED
                                                      (UNAUDITED)                    JUNE 30, 2001
--------------------------------------------------------------------------------------------------
CLASS B SHARES                             SHARES         AMOUNT        SHARES          AMOUNT
--------------------------------------------------------------------------------------------------
Shares sold                           16,466,807    $ 16,466,807    15,060,407    $ 15,060,407
Reinvestment of distributions            110,247         110,247       370,692         370,692
Shares reacquired                    (10,315,194)    (10,315,194)  (10,358,551)    (10,358,551)
--------------------------------------------------------------------------------------------------
Increase                               6,261,860    $  6,261,860     5,072,548    $  5,072,548
--------------------------------------------------------------------------------------------------
CLASS C
--------------------------------------------------------------------------------------------------
Shares sold                            7,344,635    $  7,344,635    30,644,303    $ 30,644,303
Reinvestment of distributions             54,760          54,760       165,430         165,430
Shares reacquired                     (8,062,139)     (8,062,139)  (26,045,619)    (26,045,619)
--------------------------------------------------------------------------------------------------
Increase (decrease)                     (662,744)   $   (662,744)    4,764,114    $  4,764,114
--------------------------------------------------------------------------------------------------

LORD ABBETT [LOGO]

                                                        ------------------
                                                             PRSRT STD
                                                           U.S. POSTAGE
                                                               PAID
                                                            PERMIT 552
                                                          HACKENSACK, NJ
                                                        ------------------

This report when not used for the general information of shareholders of the Fund is to be distributed only if preceded or accompanied by a current Fund prospectus.

Lord Abbett Mutual Fund shares are distributed by:
           LORD ABBETT DISTRIBUTOR LLC
90 Hudson Street - Jersey City, New Jersey 07302-3973

Lord Abbett U.S. Government Securities Money Market Fund, Inc.


                                                                    LAMM-3-1201
                                                                         (2/02)